Reclassifications and Revisions of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Reclassifications and Revisions of Prior Period Financial Statements [Abstract]
Schedule of Consolidated Statements of Operations	The impact of these reclassifications on the Company’s consolidated statements of operations for the year ended December 31, 2024, is shown below:
	For the Year Ended December 31,
	As previously reported	Reclassification	As adjusted
Revenue	$172,661	$-	$172,661
Cost of goods sold	343,889	(300,255)	43,634
Gross profit	$(171,228)	$300,255	$129,027
Operating expenses:
General and administrative expenses	3,588,548	(2,025,220)	1,563,328
Research and development expenses	759,967	90,294	850,261
Sales and marketing	2,524,930	197,051	2,721,981
Acquisition and integration	-	2,038,130	2,038,130
Depreciation and amortization	-	-	-
Total operating expenses	6,873,445	300,255	7,173,700
Loss from operations	$(7,044,673)	$-	$(7,044,673)
Change in fair value of SAFE notes	(14,492,176)	-	(14,492,176)
Loss before income taxes	$(21,536,849)	$-	$(21,536,849)
Provision for income taxes	581	-	581
Net loss	$(21,537,430)	$-	$(21,537,430)

Schedule of Condensed Consolidated Statements of Cash Flows	The impact of these revisions on the Company’s condensed consolidated statements of cash flows for the six and nine month periods ended June 30, 2025 and September 30, 2025, respectively, are presented below:
	For the Six Months Ended June 30, 2025
	As previously reported	Revision	As adjusted
Reverse recapitalization transaction	$(4,739,169)	$1,400,000	$(3,339,169)
Accrued interest	280,000	(280,000)	-
Short-term debt, net	3,750,000	(3,750,000)	-
Net cash used in operating activities	$(3,762,742)	$(2,630,000)	$(6,392,742)
Proceeds from issuance of bridge loans	500,000	2,350,000	2,850,000
Repayment of bridge loans	(1,660,545)	280,000	(1,380,545)
Net cash provided by financing activities	$10,278,154	$2,630,000	$12,908,154

	For the Nine Months Ended September 30, 2025
	As previously reported	Revision	As adjusted
Reverse recapitalization transaction	$(4,739,169)	$1,400,000	$(3,339,169)
Accrued interest	280,000	(280,000)	-
Short-term debt, net	3,750,000	(3,750,000)	-
Net cash used in operating activities	$(8,197,830)	$(2,630,000)	$(10,827,830)
Proceeds from issuance of bridge loans	500,000	2,350,000	2,850,000
Repayment of bridge loans	(1,660,545)	280,000	(1,380,545)
Net cash provided by financing activities	$10,278,154	$2,630,000	$12,908,154